Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Smurfit WestRock plc
Entity Central Index Key	0002005951
Entity Tax Identification Number	98-1776979
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Beech Hill
Entity Address, Address Line Two	Clonskeagh
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 N2R2
City Area Code	353
Local Phone Number	1 202 7000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Smurfit WestRock Limited